Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Capitalized costs related to Project Orion, net of accumulated amortization	$ 82,953	$ 80,487
Prepaid assets	44,847	44,402
Reimbursement receivable	27,861	24,609
Inventory and supplies	6,833	7,427
Value added tax receivable	2,956	19,063
Fair value of derivatives	1,906	29,868
Other	78,734	85,374
Total other assets	$ 246,090	$ 291,230